Note 8 - Property and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 8 – Property and Equipment

Property and equipment at December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022
Office equipment	$21,440	$13,872
Machinery	4,714,626	1,643,010
Software	70,000	70,000
Website	71,589	71,589
Leasehold improvements	1,409,767	1,257,108
Construction in progress	1,522,465	2,487,673
	7,809,887	5,543,252
Less: Accumulated depreciation and amortization	(967,602)	(508,257)
Total property and equipment, net	$6,842,285	$5,034,995

Construction in progress consists of costs incurred to build out our manufacturing facility in Irving Texas, along with the construction of our freeze driers. These costs will be capitalized as Leasehold Improvements and Machinery, respectively, upon completion.

On July 1, 2022, the Company disposed of certain leasehold improvements that were damaged. The Company received proceeds on the disposal of $62,308 pursuant to a settlement with the manufacturer, resulting in a gain on the disposal of property and equipment of $36,392, which represented the proceeds received, less the net book value at the time of disposal.

Depreciation of property and equipment was $459,345, including $168,271 capitalized as inventory, and $299,553, including $25,500 capitalized as inventory overhead and expensed to cost of goods sold,  December 31, 2023 and 2022, respectively.